S000013857 [Member] Investment Objectives and Goals - TCW Conservative Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Conservative Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide current income
Objective, Secondary [Text Block]	and, secondarily, long-term capital appreciation. This investment objective may be changed without shareholder approval.